Investment properties (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Investment properties
Revenues (Note 23)	$ 544,216	$ 524,955	$ 484,272
Direct operating costs	(181,857)	(165,677)	(140,287)
Development costs	(11,490)	(19,852)	(2,467)
Net realized gain for the year (i)	516	4,209	58,232
Net unrealized gain / (loss) for the year (ii)	$ 193,281	$ (7,547)	$ (711,005)